Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands					6 Months Ended		12 Months Ended
	Oct. 15, 2020 shares	Sep. 17, 2020 shares	Dec. 19, 2019 shares	Jul. 17, 2019 DKK (kr) shares	Jun. 30, 2021 DKK (kr) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2019 USD ($) shares
Capital Structure and Financial Matters
Equity | $						$ 7,038		$ (931)
Settlement of convertible debt instruments | $								9,695
Equity | $						21,829		9,362
Share capital
Capital Structure and Financial Matters
Equity					kr 16,198	2,648	kr 12,917	2,113
Settlement of convertible debt instruments | $								187
Equity					19,198	$ 3,132	kr 15,184	$ 2,481
Share capital | Initial Public Offering
Capital Structure and Financial Matters
Capital increase at February 9, 2021 for initial public offering | kr					kr 3,000
Share capital | Convertible Debt 1
Capital Structure and Financial Matters
Settlement of convertible debt instruments | kr				kr 303
Share capital | Convertible Debt 2
Capital Structure and Financial Matters
Settlement of convertible debt instruments | kr				kr 848
Ordinary shares
Capital Structure and Financial Matters
Share capital, shares, beginning of year					16,198,668	16,198,668	12,917,016	12,917,016
Issuance of shares for cash, shares	269,136	745,380	118,260	997,668
Share capital, shares, end of the period					19,198,668	19,198,668	15,184,152	15,184,152
Ordinary shares | Initial Public Offering
Capital Structure and Financial Matters
Capital increase at February 9, 2021 for initial public offering, shares					3,000,000	3,000,000
Ordinary shares | Convertible Debt 1
Capital Structure and Financial Matters
Settlement of convertible debt instruments, shares				302,976
Ordinary shares | Convertible Debt 2
Capital Structure and Financial Matters
Settlement of convertible debt instruments, shares				848,232